                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: ____________
   This Amendment (Check only one.): [    ]  is a restatement
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

/s/ Kenneth W. Stecher       Fairfield, Ohio                 November 10, 2004
----------------------      ------------------             ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                 ----------
Form 13F Information Table Entry Total:              38
                                                 ----------
Form 13F Information Table Value Total:           4,126,638
                                                 ----------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
                                                 ----------

                                                   COLUMN 2      COLUMN 3      COLUMN 4        COLUMN 5
                                                TITLE OF CLASS    CUSIP        FMV (000)        SHARES      SH/PRN  PUT/CALL
                                                --------------  ---------      --------        --------     ------  --------
ALLIANCE CAPITAL MGMT HLDG LTD PART                 Common      01855A101        72,725        2,048,600      SH
ALLTEL CORP                                         Common      020039103       234,801        4,276,110      SH
BB & T CORP                                         Common      054937107        7,493          188,800       SH
CAMDEN PROPERTY TRUST                               Common      133131102        4,620          100,000       SH
CHEVRONTEXACO CORPORATION                           Common      166764100        38,406         716,000       SH
CINERGY CORP                                        Common      172474108        41,778        1,055,000      SH
COMMERCIAL NET LEASE REALTY                         Common      202218103        4,828          265,000       SH
CONOCOPHILLIPS                                      Common      20825C104        14,499         175,000       SH
DEVELOPERS DIVERSIFIED REALTY                       Common      251591103        1,958          50,000        SH
EQUITABLE RESOURCES INC                             Common      294549100        16,293         300,000       SH
EQUITY RESIDENTIAL PROPS                            Common      29476L107        12,646         407,934       SH
EXXON MOBIL CORPORATION                             Common      30231G102       305,446        6,320,000      SH
FIFTH THIRD BANCORP                                 Common      316773100      2,123,171      43,136,352      SH
FIRST FINANCIAL BANCORP                             Common      320209109        1,547          90,586        SH
FORTUNE BRANDS INC                                  Common      349631101        20,375         275,000       SH
GENERAL ELECTRIC CO.                                Common      369604103        27,704         825,000       SH
GENUINE PARTS CO                                    Common      372460105        21,877         570,000       SH
GLIMCHER REALTY TRUST                               Common      379302102        2,430          100,000       SH
HILLENBRAND INDUSTRIES                              Common      431573104        29,125         576,400       SH
HUNTINGTON BANCSHARES INC                           Common      446150104        1,589          63,800        SH
JEFFERSON PILOT CORP                                Common      475070108        6,208          125,000       SH
JOHNSON & JOHNSON                                   Common      478160104        78,862        1,400,000      SH
LINCOLN NATIONAL CORP                               Common      534187109        10,039         213,600       SH
MEDTRONIC INC                                       Common      585055106        10,380         200,000       SH
NATIONAL CITY CORPORATION                           Common      635405103       271,306        7,025,000      SH
NEW PLAN EXCEL RLTY TRUST INC                       Common      648053106        10,877         435,095       SH
PNC FINANCIAL SERVICES GROUP                        Common      693475105        97,921        1,810,000      SH
PFIZER INC                                          Common      717081103        4,284          140,000       SH
PIEDMONT NATURAL GAS                                Common      720186105        65,602        1,493,000      SH
PROCTER & GAMBLE CORPORATION                        Common      742718109       250,576        4,630,000      SH
SIMON PROPERTY GROUP INC                            Common      828806109        10,726         200,000       SH
SKY FINANCIAL GROUP INC                             Common      83080P103        23,126         925,050       SH
STANDARD REGISTER CO                                Common      853887107         983           93,600        SH
SYSCO CORP                                          Common      871829107         209            7,000        SH
TANGER FCTRY OUTLET                                 Common      875465106        9,099          203,200       SH
U S BANCORP                                         Common      902973304        87,831        3,039,120      SH
WELLS FARGO & CO                                    Common      949746101        82,438        1,382,500      SH
WYETH                                               Common      983024100       122,859        3,285,000      SH
                                                                              4,126,638       88,146,747

                                                   COLUMN 6     COLUMN 7      COLUMN 8
                     ISSUER                     INVESTMENT DIS  OTH MGRS        SOLE          SHARED       NONE
                     ------                     --------------  --------      --------       ---------     ----
ALLIANCE CAPITAL MGMT HLDG LTD PART                 Shared         01            -           2,048,600       -
ALLTEL CORP                                         Shared         01            -           4,276,110       -
BB & T CORP                                         Shared         01            -            188,800        -
CAMDEN PROPERTY TRUST                               Shared         01            -            100,000        -
CHEVRONTEXACO CORPORATION                           Shared         01            -            716,000        -
CINERGY CORP                                        Shared         01            -           1,055,000       -
COMMERCIAL NET LEASE REALTY                         Shared         01            -            265,000        -
CONOCOPHILLIPS                                      Shared         01            -            175,000        -
DEVELOPERS DIVERSIFIED REALTY                       Shared         01            -            50,000         -
EQUITABLE RESOURCES INC                             Shared         01            -            300,000        -
EQUITY RESIDENTIAL PROPS                            Shared         01            -            407,934        -
EXXON MOBIL CORPORATION                             Shared         01            -           6,320,000       -
FIFTH THIRD BANCORP                                 Shared         01            -          43,136,352       -
FIRST FINANCIAL BANCORP                             Shared         01            -            90,586         -
FORTUNE BRANDS INC                                  Shared         01            -            275,000        -
GENERAL ELECTRIC CO.                                Shared         01            -            825,000        -
GENUINE PARTS CO                                    Shared         01            -            570,000        -
GLIMCHER REALTY TRUST                               Shared         01            -            100,000        -
HILLENBRAND INDUSTRIES                              Shared         01            -            576,400        -
HUNTINGTON BANCSHARES INC                           Shared         01            -            63,800         -
JEFFERSON PILOT CORP                                Shared         01            -            125,000        -
JOHNSON & JOHNSON                                   Shared         01            -           1,400,000       -
LINCOLN NATIONAL CORP                               Shared         01            -            213,600        -
MEDTRONIC INC                                       Shared         01            -            200,000        -
NATIONAL CITY CORPORATION                           Shared         01            -           7,025,000       -
NEW PLAN EXCEL RLTY TRUST INC                       Shared         01            -            435,095        -
PNC FINANCIAL SERVICES GROUP                        Shared         01            -           1,810,000       -
PFIZER INC                                          Shared         01            -            140,000        -
PIEDMONT NATURAL GAS                                Shared         01            -           1,493,000       -
PROCTER & GAMBLE CORPORATION                        Shared         01            -           4,630,000       -
SIMON PROPERTY GROUP INC                            Shared         01            -            200,000        -
SKY FINANCIAL GROUP INC                             Shared         01            -            925,050        -
STANDARD REGISTER CO                                Shared         01            -            93,600         -
SYSCO CORP                                          Shared         01            -             7,000         -
TANGER FCTRY OUTLET                                 Shared         01            -            203,200        -
U S BANCORP                                         Shared         01            -           3,039,120       -
WELLS FARGO & CO                                    Shared         01            -           1,382,500       -
WYETH                                               Shared         01            -           3,285,000       -
                                                                                            88,146,747